LOSS BEFORE TAX (Schedule of Amount Charged to Statement of Operation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Directors' emoluments (including non- executive directors):
Remuneration		$ 1,238	$ 1,261	$ 1,800
Pension		42	44	44
Share based payments		624	1,204	727
Auditor's remuneration
Audit fees		523	506	568
Tax fees		172	15	73
Other non audit fees
Depreciation	[1]	2,526	1,296	1,896
Amortisation		2,368	2,825	3,303
Loss on the disposal of property, plant and equipment		17	15	3
Net foreign exchange differences	[2]	$ (179)	$ 344	$ (17)

[1]	Note that US$4,000 (2018: US$79,000) (2017: US$528,000) of depreciation was capitalised to research and development projects during 2019 in line with the Group's capitalisation policy for Intangible projects.
[2]	The net foreign exchange differences in 2017 do not include US$440,000 which were included in the operating expenses that were stated in Note 10 in respect of the discontinued operations in Fiomi.